USAA GLOBAL EQUITY INCOME FUND
Fund Shares and Institutional Shares
SUPPLEMENT DATED MAY 12, 2017
TO THE FUND'S PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
BOTH DATED AUGUST 1, 2016
This Supplement updates certain information contained in the above-dated prospectus and statement of additional information for the USAA Global Equity Income Fund (the Fund). Please review this important information carefully.
Effective May 10, 2017, Stephan J. Klaffke is no longer a portfolio manager of the Fund; therefore, all references to Mr. Klaffke in the Fund’s prospectus and statement of additional information are hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
98685-0517

USAA INCOME STOCK FUND
Fund Shares, Institutional Shares, and R6 Shares
SUPPLEMENT DATED MAY 12, 2017
TO THE FUND'S PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION
BOTH DATED DECEMBER 1, 2016
This Supplement updates certain information contained in the above-dated prospectus and statement of additional information for the USAA Income Stock Fund (the Fund). Please review this important information carefully.
Effective May 10, 2017, Stephan J. Klaffke is no longer a portfolio manager of the Fund; therefore, all references to Mr. Klaffke in the Fund’s prospectus and statement of additional information are hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
98684-0517